Expenses by nature and function (Tables)	12 Months Ended
Dec. 31, 2021
Expenses By Nature And Function [Abstract]
Expenses by nature
The following table summarizes the Company’s operating expenses by nature:

	2021	2020
Personnel expense	26,509	11,306
Marketing	14,554	4,027
Depreciation and amortization	12,736	8,414
Stock-based compensation	10,838	1,371
Hosting and software licenses	4,200	2,321
Professional services	3,800	1,407
Insurance and licenses	2,316	572
Credit verification costs	1,990	1,651
Premises	1,040	1,010
Others	3,588	2,279

	81,571	34,358

Summarizes the Company's operating expenses by function
The following table summarizes the Company’s operating expenses by function including stock-based compensation and depreciation and amortization:

	For the years ended
	December 31, 2021	December 31, 2020
Technology and development	25,021	12,989
Marketing	16,619	4,831
Customer service and operations	15,870	6,185
General and administration	24,061	10,353

Total operating expenses	81,571	34,358